Stock-Based Compensation - Summary of Stock Option Activity (Detail) - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, beginning		211,185	190,419	190,419	191,002
Granted, shares		7,500	7,500	28,500	7,000
Forfeited, shares		(13,787)			(344)
Exercised, shares		0		0	0
Expired, shares		(8,598)		(7,734)	(7,239)
Options outstanding, ending		196,300		211,185	190,419	191,002
Options outstanding, beginning, Weighted Average Exercise Price		$ 6.57	$ 7.02	$ 7.02	$ 7.35
Options exercisable				211,185
Granted, Weighted Average Exercise Price		5.76		$ 5.65	5.99
Forfeited, Weighted Average Exercise Price		5.90			5.90
Exercised, Weighted Average Exercise Price		0		0	0
Expired, Weighted Average Exercise Price		12.84		14.43	14.65
Options outstanding, ending, Weighted Average Exercise Price		$ 6.20		6.57	$ 7.02	$ 7.35
Options outstanding, Aggregate Intrinsic Value	[1]	$ 126,134
Options exercisable, Weighted Average Exercise Price				$ 6.57
Options outstanding, Weighted Average Remaining Contractual Life		5 years 8 months 12 days		6 years	6 years 2 months 12 days	6 years 9 months 18 days
Options exercisable, Weighted Average Remaining Contractual Life				6 years
Options outstanding, Aggregate Intrinsic Value	[2]			$ 81,248	$ 32,718
Options exercisable, Aggregate Intrinsic Value	[2]			$ 81,248

[1]	The aggregate intrinsic value of a stock option in the table above represents the total pre-tax intrinsic value (the amount by which the current market value of the underlying stock exceeds the exercise price of the option) that would have been received by the option holders had all option holders exercised their options on September 30, 2016. This amount changes based on changes in the market value of the Company's common stock.
[2]	The aggregate intrinsic value of a stock option in the table above represents the total pre-tax intrinsic value (the amount by which the current market value of the underlying stock exceeds the exercise price of the option) that would have been received by the option holders had all option holders exercised their options on December 31, 2015 and 2014. This amount changes based on changes in the market value of the Company's common stock.